Summary of Significant Accounting Policies - Derivative Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended
	Jul. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 29, 2021	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		1,118,000	8,074,164		790,000
Number of shares called by each warrant (in shares)	1		1
Exercise price of warrant (in dollars per share)	$ 11.50		$ 11.50
Warrants exercisable, period after merger completion			30 days
Warrants exercisable, period after initial public offering		12 months
Period which warrants or rights are exercisable	5 years
Tender or exchange offer, acceptance threshold percent of outstanding shares	50.00%
Derivative warrant liabilities	$ 22,000	$ 0	$ 34,294
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	2,574,164		2,574,000	5,166,667
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	5,500,000		5,500,000
Exercise price of warrant (in dollars per share)			$ 11.50